Leases - Maturities of Expected Lease Revenues (Details) $ in Millions	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 65
2022	60
2023	48
2024	33
2025	14
Thereafter	2
Total future lease maturities	$ 222